Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Property Plant and Equipment [Line Items]
Total assets in service	$ 21,717	$ 22,593	$ 20,234
Less accumulated depreciation and amortization	7,255	7,497	6,836
Net of accumulated depreciation and amortization	14,462	15,096	13,398
Construction work in progress	402	671	416
Held for future use	15	15	15
Property, plant and equipment - net	14,879	$ 15,782	13,829
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 12,467		11,369
Composite depreciation rate	2.90%
Avg. life	34 years 3 months 18 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 7,870		7,734
Composite depreciation rate	2.90%
Avg. life	34 years 8 months 12 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,380		$ 1,131
Composite depreciation rate	7.10%
Avg. life	14 years 1 month 6 days